Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2013
Cash and Cash Equivalents
4.	Cash and cash equivalents

Cash and cash equivalents consist of the following:

	As of March 31,
	2012		2013
	(In millions)
Cash	Rs.	1	Rs.	1	US$	—
Current account balances and deposits with banks in Indian rupees		611		3,001		55
Current account balances and deposits with banks in foreign currencies		2,146		2,707		50

Total	Rs.	2,758	Rs.	5,709	US$	105

Cash and cash equivalents of Rs. 1,149 million and Rs. 1,126 million as of March 31, 2013 and 2012, respectively are held in South Africa.